Condensed Schedule of Investments Commercial Paper (USD $)	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Investments [Line Items]
% of Partners' Capital (Net Asset Value)			54.75%		55.95%
Commercial Paper
Schedule of Investments [Line Items]
Fair Value	$ 1,799,754		$ 2,299,673		$ 3,474,435
% of Partners' Capital (Net Asset Value)	6.63%		6.85%		6.95%
Investment Owned, at Cost	1,799,468		2,299,209		3,469,798
Commercial Paper | U.S. Commercial Paper
Schedule of Investments [Line Items]
Fair Value	1,129,869		1,499,844		2,024,710
% of Partners' Capital (Net Asset Value)	4.16%		4.47%		4.05%
Investment Owned, at Cost	1,129,683		1,499,532		2,024,306
Commercial Paper | U.S. Commercial Paper | Banks | 0.22% Mizuho Funding LLC Due 2014-01-14
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,979
% of Partners' Capital (Net Asset Value)			0.74%
% Yield			0.22%	[1]
Commercial Paper | U.S. Commercial Paper | Banks | 0.25% HSBC USA Inc. Due 2013-02-19
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					199,932
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.25%	[2]
Commercial Paper | U.S. Commercial Paper | Banks | 0.2% Mizuho Funding LLC Due 2014-07-02
Schedule of Investments [Line Items]
Face Value	250,000				250,000
Fair Value	249,999				249,952
% of Partners' Capital (Net Asset Value)	0.92%				0.50%
% Yield	0.20%	[2]			0.24%	[2]
Commercial Paper | U.S. Commercial Paper | Banks | 0% Credit Suisse (USA), Inc. Due 2014-07-01
Schedule of Investments [Line Items]
Face Value	150,000
Fair Value	150,000
% of Partners' Capital (Net Asset Value)	0.55%
% Yield	0.00%	[2]
Commercial Paper | U.S. Commercial Paper | Banks | 0.12% Union Bank, NA Due 2014-08-19
Schedule of Investments [Line Items]
Face Value	200,000
Fair Value	199,967
% of Partners' Capital (Net Asset Value)	0.74%
% Yield	0.12%	[2]
Commercial Paper | U.S. Commercial Paper | Beverages | 0.24% Bacardi Corporation Due 2014-01-08
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,988
% of Partners' Capital (Net Asset Value)			0.75%
% Yield			0.24%	[1]
Commercial Paper | U.S. Commercial Paper | Diversified Financial Services | 0.25% AXA Financial, Inc. Due 2014-01-30
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,950
% of Partners' Capital (Net Asset Value)			0.74%
% Yield			0.25%	[1]
Commercial Paper | U.S. Commercial Paper | Diversified Financial Services | 0.30% VNA Holding Inc. Due 2014-01-27
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,946
% of Partners' Capital (Net Asset Value)			0.74%
% Yield			0.30%	[1]
Commercial Paper | U.S. Commercial Paper | Diversified Financial Services | 0.25% ING (U.S.) Funding LLC Due 2013-01-04
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					249,995
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.25%	[2]
Commercial Paper | U.S. Commercial Paper | Diversified Financial Services | 0.18% UOB Funding LLC Due 2013-01-22
Schedule of Investments [Line Items]
Face Value					120,000
Fair Value					119,987
% of Partners' Capital (Net Asset Value)					0.24%
% Yield					0.18%	[2]
Commercial Paper | U.S. Commercial Paper | Diversified Financial Services | 0.17% J.P. Morgan Securities LLC Due 2014-09-30
Schedule of Investments [Line Items]
Face Value	130,000
Fair Value	129,944
% of Partners' Capital (Net Asset Value)	0.48%
% Yield	0.17%	[2]
Commercial Paper | U.S. Commercial Paper | Energy | 0.15% Oglethorpe Power Corporation Due 2014-01-13
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,988
% of Partners' Capital (Net Asset Value)			0.75%
% Yield			0.15%	[1]
Commercial Paper | U.S. Commercial Paper | Energy | 0.16% Southern Company Funding Corp Due 2014-07-21
Schedule of Investments [Line Items]
Face Value	250,000		250,000
Fair Value	249,978		249,993
% of Partners' Capital (Net Asset Value)	0.92%		0.75%
% Yield	0.16%	[2]	0.17%	[2]
Commercial Paper | U.S. Commercial Paper | Energy | 0.28% Devon Energy Corporation Due 2013-01-16
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					249,971
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.28%	[2]
Commercial Paper | U.S. Commercial Paper | Energy | 0.42% NextEra Energy Capital Holdings, Inc. Due 2013-01-02
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					249,997
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.42%	[2]
Commercial Paper | U.S. Commercial Paper | Energy | 0.22% Oglethorpe Power Corporation Due 2013-02-19
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					249,925
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.22%	[2]
Commercial Paper | U.S. Commercial Paper | Energy | 0.40% ONEOK, Inc Due 2013-01-14
Schedule of Investments [Line Items]
Face Value					305,000
Fair Value					304,956
% of Partners' Capital (Net Asset Value)					0.61%
% Yield					0.40%	[2]
Commercial Paper | U.S. Commercial Paper | Automotive | 0.11% BMW US Capital, LLC Due 2014-08-12
Schedule of Investments [Line Items]
Face Value	150,000				150,000
Fair Value	149,981				149,995
% of Partners' Capital (Net Asset Value)	0.55%				0.30%
% Yield	0.11%	[2]			0.17%	[2]
Commercial Paper | Foreign Commercial Paper
Schedule of Investments [Line Items]
Fair Value	669,885		799,829		1,449,725
% of Partners' Capital (Net Asset Value)	2.47%		2.38%		2.90%
Investment Owned, at Cost	669,785		799,677		1,445,492
Commercial Paper | Foreign Commercial Paper | Banks | 0.18% Bank of Tokyo-Mitsubishi UFJ, Ltd. Due 2014-08-08
Schedule of Investments [Line Items]
Face Value	200,000		200,000
Fair Value	199,962		199,969
% of Partners' Capital (Net Asset Value)	0.74%		0.60%
% Yield	0.18%	[2]	0.19%	[2]
Commercial Paper | Foreign Commercial Paper | Banks | 0.18% Oversea-Chinese Banking Corp. Ltd Due 2014-01-03
Schedule of Investments [Line Items]
Face Value			100,000
Fair Value			99,999
% of Partners' Capital (Net Asset Value)			0.30%
% Yield			0.18%	[2]
Commercial Paper | Foreign Commercial Paper | Banks | 0.21% Sumitomo Mitsui Bank Due 2014-03-10
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,901
% of Partners' Capital (Net Asset Value)			0.74%
% Yield			0.21%	[2]
Commercial Paper | Foreign Commercial Paper | Banks | 0.89% DBS Bank Ltd. Due 2013-02-01
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					249,982
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.89%	[2]
Commercial Paper | Foreign Commercial Paper | Banks | 0.20% Sumitomo Mitsui Banking Corporation Due 2013-01-03
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					249,997
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.20%	[2]
Commercial Paper | Foreign Commercial Paper | Banks | 0.14% Oversea-Chinese Banking Corporation Ltd Due 2014-07-15
Schedule of Investments [Line Items]
Face Value	220,000
Fair Value	219,988
% of Partners' Capital (Net Asset Value)	0.81%
% Yield	0.14%	[2]
Commercial Paper | Foreign Commercial Paper | Diversified Financial Services | 0.22% Toyota Credit Canada Inc. Due 2013-01-17
Schedule of Investments [Line Items]
Face Value					200,000
Fair Value					199,980
% of Partners' Capital (Net Asset Value)					0.40%
% Yield					0.22%	[2]
Commercial Paper | Foreign Commercial Paper | Energy | 0.2% GDF Suez Due 2014-01-30
Schedule of Investments [Line Items]
Face Value			250,000
Fair Value			249,960
% of Partners' Capital (Net Asset Value)			0.74%
% Yield			0.20%	[1]
Commercial Paper | Foreign Commercial Paper | Energy | 0.17% GDF Suez Due 2014-08-25
Schedule of Investments [Line Items]
Face Value	250,000				250,000
Fair Value	249,935				249,943
% of Partners' Capital (Net Asset Value)	0.92%				0.50%
% Yield	0.17%	[2]			0.24%	[2]
Commercial Paper | Foreign Commercial Paper | Household Products | 0.75% Reckitt Benckiser Treasury Services PLC Due 2013-03-05
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					249,898
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.75%	[2]
Commercial Paper | Foreign Commercial Paper | Multi-national | 0.24% Corporacion Andina de Fomento Due 2013-02-15
Schedule of Investments [Line Items]
Face Value					250,000
Fair Value					$ 249,925
% of Partners' Capital (Net Asset Value)					0.50%
% Yield					0.24%	[2]

[1]	See the condensed schedule of investments for further description.
[2]	Represents the annualized yield at date of purchase for discount securities, the stated coupon rate for coupon-bearing securities, or the stated interest rate for certificates of deposit.